Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision
Income tax provision consisted of the following components:

	Year Ended December 31,
(In millions)	2014	2013	2012
Federal:
Current	$218.1	$89.5	$167.2
Deferred	(147.5)	(41.1)	(30.1)
	70.6	48.4	137.1
State:
Current	33.8	18.0	27.8
Deferred	(1.6)	(1.9)	(8.1)
	32.2	16.1	19.7
Foreign:
Current	104.6	100.4	75.4
Deferred	(166.0)	(44.1)	(71.0)
	(61.4)	56.3	4.4
Income tax provision	$41.4	$120.8	$161.2
Earnings before income taxes and noncontrolling interest:
Domestic	$679.2	$513.8	$690.7
Foreign	295.3	233.5	113.5
Total earnings before income taxes and noncontrolling interest	$974.5	$747.3	$804.2

Schedule of Deferred Tax Assets and Liabilities
Temporary differences and carryforwards that result in deferred tax assets and liabilities were as follows:

(In millions)	December 31, 2014	December 31, 2013
Deferred tax assets:
Employee benefits	$162.1	$144.3
Accounts receivable allowances	239.4	137.2
Tax credit and loss carryforwards	386.5	356.9
Intangible assets and goodwill	184.9	44.8
Convertible debt	62.4	51.5
Other	97.1	129.3
	1,132.4	864.0
Less: Valuation allowance	(304.5)	(279.5)
Total deferred tax assets	827.9	584.5
Deferred tax liabilities:
Plant and equipment	156.1	137.0
Intangible assets	447.5	502.2
Financial instruments	—	89.1
Other	30.8	45.1
Total deferred tax liabilities	634.4	773.4
Deferred tax assets (liabilities), net	$193.5	$(188.9)

Statutory Tax Rate to Effective Tax Rate Reconciliation
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2014	2013	2012
Statutory tax rate	35.0%	35.0%	35.0%
State income taxes and credits	2.2%	1.0%	1.1%
Foreign rate differential	(11.9)%	(13.0)%	(7.5)%
Other foreign items	4.0%	1.2%	(2.0)%
Uncertain tax positions	2.3%	(0.6)%	(3.4)%
Foreign tax credits, net	(0.6)%	(2.6)%	(3.2)%
Valuation allowance	1.5%	4.7%	2.9%
Clean energy and research credits (1)	(9.6)%	(5.7)%	(2.5)%
Merger of foreign subsidiaries	(15.2)%	—%	—%
Other	(3.5)%	(3.8)%	(0.4)%
Effective tax rate	4.2%	16.2%	20.0%

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(1)	Includes income tax credits under Section 45 of the Code earned from the Company’s clean energy investments.

Schedule of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	Year Ended December 31,
(In millions)	2014	2013	2012
Unrecognized tax benefit — beginning of year	$174.7	$132.4	$162.9
Additions for current year tax positions	21.9	4.1	5.7
Additions for prior year tax positions	6.3	5.3	—
Reductions for prior year tax positions	(5.1)	—	(5.8)
Settlements	(1.5)	(0.4)	(0.8)
Reductions due to expirations of statute of limitations	(5.1)	(11.8)	(29.6)
Addition due to acquisition	—	45.1	—
Unrecognized tax benefit — end of year	$191.2	$174.7	$132.4